Risk management (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Risk Management
Total exposure	R$ 2,671,887		R$ 2,785,853
Liabilities related to exchange rate variation of borrowings and financing contracts	6,335	R$ 83,825
Income before taxes	267,189	266,878
Effects on profit for the year before taxes	203,055	R$ 163,164
Financial assets receivable from related parties	1,198,932		1,196,545
Reimbursement of additional retirement and pension plan	R$ 1,081,079		R$ 1,076,174